MERIDIAN FUND, INC.
April 8, 2010

To Our Shareholders:

Stocks posted gains across a broad front during the first quarter, reflecting improved corporate earnings and a better economy. The S&P 500 advanced 4.9%, the NASDAQ 5.7% and the Russell 2000, representing smaller companies, 8.5%. The best performing sectors included consumer electronics, automobiles and recreational service stocks. Renewable energy equipment, alternative electricity and farming and fishing stocks were among the worst performing groups. The ten-year Treasury bond yield ended the quarter modestly higher at 3.84%.

The economy is showing solid progress, especially when compared to a depressed period a year ago. All signs point to continued near term growth. Industrial production, consumer spending, business investment, corporate profits and the job market are all moving in the right direction. Interest rates remain low and inflation is in check. We believe that the economy will continue to grow throughout 2010 and that by year end the rate of inflation and interest rates will be modestly higher. The sustainability and strength of the recovery is a concern. Unprecedented peacetime deficits, increased regulation and mandates on business as well as upcoming tax increases on income, savings and investment, it is likely, will eventually lead to an extended period of slow growth and high unemployment. Time will tell.

Long-term investment results, history clearly shows, are improved by buying good companies or mutual funds consistently over an extended period of time. We welcome those new shareholders who joined the Meridian Funds during the quarter and appreciate the continued confidence of our existing shareholders.

Richard F. Aster, Jr.

Meridian Equity Income Fund® (MEIFX)

The Meridian Equity Income Fund’s net asset value per share at March 31, 2010 was $9.24. This represents an increase of 6.8% for the calendar year to date. The Fund’s total return and average annual compound rate of return since inception, January 31, 2005, were 15.1% and 2.8%, respectively. At the close of the quarter, total net assets were $26,675,799 and were invested 5.2% in cash and other assets net of liabilities and 94.8% in stocks. As of the date of this letter there were 488 shareholders.

Our basic strategy remains unchanged. The Fund continues to seek to invest in companies with above average yields and strong financial returns that, in our opinion, have the ability to grow dividends. The severe downturn in the economy and corporate profits resulted in dividend cuts for companies which, previously, were considered safe. Dividends for good companies, however, have stabilized and are beginning to grow again, as the economy improves. The Fund is diversified with 60 positions representing 60 different industry groups. At the end of the March 2010 quarter, the portfolio’s average holding had a 5-year-average return on equity of 21.1% and an average dividend yield of 3.4%; both measures substantially higher than the average S&P 500 stock. The average position had a market capitalization of $22.5 billion, a debt ratio of 36.3% and earnings per share that are projected to increase annually 9.1% during the next several years. We believe these financial characteristics will lead to positive long-term returns for the Fund.

During the quarter we purchased shares of Chubb, Diebold, Greif, Paychex, Pitney Bowes and Spectra Energy. We sold our positions in Automatic Data Processing, AFLAC, Avery Dennison, Cardinal Health, Sunoco and Supervalu.

Caterpillar is a world leader in the manufacture of construction and mining equipment, diesel and natural gas engines and industrial gas turbines. Forty percent of sales are generated in North America with the balance coming from international markets. Business suffered during the recent recession but has stabilized and is expected to show solid growth during the next several years, especially internationally and in developing markets. Caterpillar is well managed and has strong brand identification. The dividend yield is substantially above that of the S&P 500 and the company has the financial wherewithal to support future growth.

Meridian Growth Fund® (MERDX)

The Meridian Growth Fund’s net asset value per share at March 31, 2010 was $36.11. This represents an increase of 6.2% for the calendar year to date. The Fund’s total return and average annual compound rate of return since inception, August 1, 1984, were 1,893.7% and 12.4%, respectively. At the close of the quarter, total net assets were $1,520,873,850 and were invested 5.0% in cash, cash equivalents and other assets net of liabilities and 95.0% in stocks. As of the date of this letter there were 61,855 shareholders.

Our market outlook remains unchanged, but we believe stock selection will become more important with the recent market advance. We continue to focus on small and midsized companies that, in our opinion, have the characteristics to sustain above average growth for an extended period of time. The Fund is diversified and our heaviest areas of concentration are technology, retail and consumer related, financial and energy.

During the quarter we purchased shares of Citrix Systems, Lumber Liquidators and Menu Networks. We sold our shares in Adobe Systems and Airgas.

Cooper Industries is a global manufacturer of electrical products (i.e., fuses, connectors, lighting fixtures, voltage regulators, and transformers etc.) and electrical tools. The company’s strategy is to focus on niche segments and to become a leading player in those markets. Cooper is expected to be a beneficiary of the global trend towards lower carbon emissions through its sale of products such as energy efficient LED lighting and smart grid related equipment. The company also plans to expand its presence in emerging markets, which currently represents thirty percent of its business. Cooper has an experienced management team and will benefit from the current economic recovery. The company has a strong balance sheet, solid financial returns and excellent long-term growth prospects. The shares sell at a reasonable valuation.

Meridian Value Fund® (MVALX)

The Meridian Value Fund’s net asset value per share at March 31, 2010 was $26.00. This represents an increase of 6.1% for the calendar year to date. The Fund’s total return and average compounded annual rate of return since June 30, 1995, were 627.1% and 14.4%, respectively. The comparable period returns for the S&P 500 with dividends were 179.2% and 6.9%, respectively. At the close of the quarter, total net assets were $952,021,604 and were invested 4.9% in cash, cash equivalents and other assets net of liabilities and 95.1% in stocks. As of the date of this letter there were 49,429 shareholders.

Our investment strategy remains unchanged. We continue to seek out-of-favor companies exemplified by an extended period of declining earnings. Over the past year most of the earnings problems were economic-related and we were able to invest in many high quality companies at attractive valuations. These are companies, in most cases, with leading and defensible market positions, high returns on invested capital, strong balance sheets and proven management teams. In normal economic conditions such companies rarely fall out of favor. While some of these investments lagged the market during the strong rally off the March lows, we believe that this core of high quality companies positions the Fund for positive returns during the next several years. In addition, with some stability in the economy, we now see more companies that fit our strategy for traditional company-specific reasons. This is historically the strength of the Meridian Value Fund and should bode well for future performance. We hold 54 positions, representing 30 industry groups. We continue to invest in companies of all market capitalizations and our largest areas of concentration are retail, technology and healthcare products.

During the quarter we purchased shares of Acxiom, Equifax and Northern Trust. We sold our shares in Best Buy and Redwood Trust.

Citrix is the leading provider of virtualized desktop software solutions for corporate customers looking to reduce IT management costs. Desktop virtualization is a beneficiary of numerous technology trends, such as cloud computing and software as a service. Citrix products allow software applications to be accessed from a centralized server, as opposed to storing all the software on an end user’s personal computer. This allows IT managers to centrally manage IT systems and software upgrades as opposed to having to manually upgrade each user’s PC. The benefits of this architecture are lower costs, improved security, and business agility. Industry penetration of virtualized desktop computers is in the low single digits and is expected to rise substantially over the next three years to 15%-20% of corporate users as IT departments look for better ways to manage complex network operating systems such as Microsoft’s Windows 7.

Citrix’s shares are reasonably valued given its leading industry position, attractive growth prospects and a strong balance sheet that includes nearly $7 of cash per share.

Miscellaneous

The Meridian Funds are no-load and there are no transaction fees or commissions charged when purchased directly through our transfer agent, PNC Global Investment Servicing (U.S.), Inc. This can be a very cost-effective method to purchase shares of the Meridian Funds for shareholders who do not need the services of a broker-dealer and for long-term investors that make multiple purchases.

We have added a new E-mail Alerts feature to our website at www.meridianfund.com. When you sign up for E-mail Alerts you will receive notification of news items, shareholder reports, SEC filings, and other information regarding the Meridian Funds.

The information provided in this report should not be considered investment advice or a recommendation to purchase or sell any particular security. There is no assurance that any securities discussed herein will remain in a particular Fund’s portfolio at the time you receive this report or that securities sold have not been repurchased. Securities discussed are presented as illustrations of companies that fit a particular Fund’s investment strategy and do not represent a Fund’s entire portfolio and in the aggregate may represent only a small percentage of a Fund’s portfolio holdings. It should not be assumed that any of the securities transactions or holdings discussed were or will prove to be profitable, or that investment decisions Fund management makes in the future will be profitable or will equal the investment performance of the securities discussed herein. Management’s views presented herein and any discussion of a particular Fund’s portfolio holdings or performance are as of March 31, 2010 and are subject to change without notice.

Meridian Equity Income Fund®
Summary of Portfolio Holdings
March 31, 2010 (Unaudited)

Portfolio Holdings by Category (% of total net assets)
Machinery-Construction, Farm & Heavy Trucks	1.7%	$452,520
Air Freight & Logistics	1.7	451,836
Apparel Accessories & Luxury Goods	1.7	448,840
Distillers & Vintners	1.7	445,875
Metal & Glass Containers	1.7	444,852
Banking-Thrifts & Mortgage Finance	1.7	443,208
Utilities-Gas	1.7	440,610
Environmental Facilities & Services	1.6	440,360
Food Distributors	1.6	439,550
Office Services & Supplies	1.6	437,655
Apparel Retail	1.6	437,444
Railroads	1.6	435,942
Restaurants	1.6	433,680
REITs-Storage	1.6	432,353
Distributors	1.6	430,316
Banking-Regional Banks	1.6	429,660
Department Stores	1.6	427,861
Health Care Services	1.6	427,500
Health Care Equipment & Supplies	1.6	426,606
Industrial Conglomerates	1.6	426,207
Industrial Machinery	1.6	425,827
Chemicals-Diversified	1.6	425,100
Chemicals-Specialty	1.6	424,666
Energy	1.6	424,648
Publishing	1.6	424,235
Packaging	1.6	424,130
Food & Meats-Packaged	1.6	423,360
Trucking	1.6	422,484
Insurance-Property & Casualty	1.6	421,680
Building Products	1.6	421,564
Diversified Capital Markets	1.6	420,462
Household-Home Furnishings	1.6	420,357
Insurance-Multi-Line	1.6	419,985

Meridian Equity Income Fund®
Summary of Portfolio Holdings (continued)
March 31, 2010 (Unaudited)

Aerospace/Defense	1.6%	$419,648
Computer Hardware	1.6	419,232
Application Software	1.6	419,200
Paper & Packaging	1.6	418,744
Electrical Components & Equipment	1.6	418,569
Banking-Commercial	1.6	418,035
Soft Drinks	1.6	418,000
Household Appliances	1.6	416,223
Electronic Equipment Manufacturing	1.6	415,114
Home Improvement Retail	1.5	414,080
Pharmaceuticals	1.5	413,042
Steel	1.5	412,958
Insurance Brokers	1.5	410,681
Commercial Printing	1.5	410,240
Personal Products	1.5	409,827
Independent Power Producers & Energy	1.5	407,276
Retail	1.5	407,046
Consumer Products	1.5	405,576
Semiconductors	1.5	405,504
Oil & Gas-Storage & Transportation	1.5	403,287
Asset Management & Custody Banks	1.5	400,976
Tobacco	1.5	399,722
IT Services & Data Processing	1.5	399,100
Diversified Manufacturing Operations	1.5	396,056
Consumer Finance	1.5	393,380
Diversified Financial Services	1.5	391,254
Telecommunication Services-Integrated	1.4	387,083
Cash & Other Assets, Less Liabilities	5.2	1,394,573

	100.0%	$26,675,799

Meridian Growth Fund®
Summary of Portfolio Holdings
March 31, 2010 (Unaudited)

Portfolio Holdings by Category (% of total net assets)
Tech-Software	15.0%	$228,592,421
Retail	11.2	170,227,360
Technology	7.2	110,117,643
Energy	6.4	97,854,478
Industrial Conglomerates	4.6	70,527,772
Insurance Brokers	4.2	63,740,132
Industrial Services	4.1	62,936,464
Health Care Products	4.0	61,086,085
Brokerage & Money Management	3.9	58,874,972
U.S. Government Obligations	3.3	49,985,490
Building Products	3.0	45,811,591
Chemicals-Specialty	2.5	38,585,067
Leisure & Amusement	2.5	37,809,839
Restaurants	2.5	37,706,383
Consumer Services	2.3	34,839,326
Trucking	2.1	31,542,108
Cellular Communications	2.0	30,760,159
Automotive Wholesale Services	2.0	30,559,040
Air Freight & Logistics	1.9	29,565,536
Business Services	1.9	29,164,783
Banking-Commercial	1.9	28,619,665
Distributors	1.9	28,235,232
Health Care Technology	1.6	23,549,460
Health Care Information Services	1.5	22,033,092
Metals	1.4	21,355,131
Casino & Gaming	1.1	16,476,957
Banking	1.1	16,146,180
REITs-Diversified	1.0	14,742,400
Home Builders	0.2	3,506,448
Cash & Other Assets, Less Liabilities	1.7	25,922,636

	100.0%	$1,520,873,850

Meridian Value Fund®
Summary of Portfolio Holdings
March 31, 2010 (Unaudited)

Portfolio Holdings by Category (% of total net assets)
Retail	9.2%	$87,586,166
Technology	8.8	83,830,571
Health Care Products	7.0	66,216,498
Banking	5.5	52,231,498
Leisure & Amusement	4.9	46,629,016
Industrial Products	4.2	40,309,554
Energy	4.1	39,062,563
Semiconductors	4.1	39,029,628
Diversified Financial Services	4.0	37,749,154
Tech-Software	3.9	36,796,887
U.S. Government Obligations	3.7	34,989,810
Industrial Services	3.3	31,611,941
Trucking	3.0	28,751,410
Environmental Facilities & Services	2.5	23,787,687
Insurance	2.4	23,350,626
Metals	2.3	21,777,351
Insurance Brokers	2.2	21,361,683
Home Improvement Retail	2.2	21,122,928
Railroads	2.1	20,260,120
Utilities	2.1	19,849,729
Asset Management & Custody Banks	2.1	19,651,480
Brokerage & Money Management	2.1	19,582,244
Pharmaceuticals	1.9	18,600,183
Industrial	1.9	17,932,440
Household Appliances	1.9	17,830,972
Pipelines	1.6	15,375,264
REITs-Diversified	1.6	14,823,544
Automotive Wholesale Services	1.5	14,672,840
Air Freight & Logistics	1.5	14,354,840
Brewers	1.2	11,293,110
Cash & Other Assets, Less Liabilities	1.2	11,599,867

	100.0%	$952,021,604

Meridian Equity Income Fund®
Schedule of Investments
March 31, 2010 (Unaudited)

	Shares	Value

COMMON STOCKS - 94.8%

AEROSPACE & DEFENSE - 1.6%
Northrop Grumman Corp.	6,400	$419,648

AIR FREIGHT & LOGISTICS - 1.7%
United Parcel Service, Inc. Class B	7,015	451,836

APPAREL ACCESSORIES & LUXURY GOODS - 1.7%
VF Corp.	5,600	448,840

APPAREL RETAIL - 1.6%
Buckle, Inc. (The)	11,900	437,444

APPLICATION SOFTWARE - 1.6%
Interactive Data Corp.	13,100	419,200

ASSET MANAGEMENT & CUSTODY BANKS - 1.5%
Federated Investors, Inc. Class B	15,200	400,976

BANKING-COMMERCIAL - 1.6%
Bank of Hawaii Corp.	9,300	418,035

BANKING-REGIONAL BANKS - 1.6%
Cullen/Frost Bankers, Inc.	7,700	429,660

BANKING-THRIFTS & MORTGAGE FINANCE - 1.7%
Hudson City Bancorp, Inc.	31,300	443,208

BUILDING PRODUCTS - 1.6%
Valspar Corp.	14,300	421,564

CHEMICALS-DIVERSIFIED - 1.6%
PPG Industries, Inc.	6,500	425,100

CHEMICALS-SPECIALTY - 1.6%
RPM International, Inc.	19,900	424,666

COMMERCIAL PRINTING - 1.5%
R. R. Donnelley & Sons Co.	19,215	410,240

COMPUTER HARDWARE - 1.6%
Diebold, Inc.	13,200	419,232

CONSUMER FINANCE - 1.5%
H & R Block, Inc.	22,100	393,380

CONSUMER PRODUCTS - 1.5%
Kimberly-Clark Corp.	6,450	405,576

DEPARTMENT STORES - 1.6%
JC Penney Co., Inc.	13,300	427,861

DISTILLERS & VINTNERS - 1.7%
Brown-Forman Corp. Class B	7,500	445,875

DISTRIBUTORS - 1.6%
Genuine Parts Co.	10,185	430,316

DIVERSIFIED CAPITAL MARKETS - 1.6%
NYSE Euronext	14,200	420,462

DIVERSIFIED FINANCIAL SERVICES - 1.5%
Broadridge Financial Solutions, Inc.	18,300	391,254

DIVERSIFIED MANUFACTURING OPERATIONS - 1.5%
Harsco Corp.	12,400	396,056

ELECTRICAL COMPONENTS & EQUIPMENT - 1.6%
Hubbell, Inc. Class B	8,300	418,569

ELECTRONIC EQUIPMENT MANUFACTURING - 1.6%
Molex, Inc.	19,900	415,114

Meridian Equity Income Fund®
Schedule of Investments (continued)
March 31, 2010 (Unaudited)

	Shares	Value

COMMON STOCKS (continued)

ENERGY - 1.6%
Chevron Corp.	5,600	$424,648

ENVIRONMENTAL FACILITIES & SERVICES - 1.6%
Waste Management, Inc.	12,790	440,360

FOOD DISTRIBUTORS - 1.6%
SYSCO Corp.	14,900	439,550

FOOD & MEATS-PACKAGED - 1.6%
Kraft Foods, Inc. Class A	14,000	423,360

HEALTH CARE EQUIPMENT & SUPPLIES - 1.6%
Hillenbrand, Inc.	19,400	426,606

HEALTH CARE SERVICES - 1.6%
Pharmaceutical Product Development, Inc.	18,000	427,500

HOME IMPROVEMENT RETAIL - 1.5%
Home Depot, Inc.	12,800	414,080

HOUSEHOLD APPLIANCES - 1.6%
Stanley Black & Decker, Inc.	7,250	416,223

HOUSEHOLD-HOME FURNISHINGS - 1.6%
Leggett & Platt, Inc.	19,425	420,357

INDEPENDENT POWER PRODUCERS & ENERGY - 1.5%
Constellation Energy Group, Inc.	11,600	407,276

INDUSTRIAL CONGLOMERATES - 1.6%
3M Co.	5,100	426,207

INDUSTRIAL MACHINERY - 1.6%
Eaton Corp.	5,620	425,827

INSURANCE BROKERS - 1.5%
Willis Group Holdings Plc (United Kingdom)	13,125	410,681

INSURANCE-MULTI-LINE - 1.6%
Chubb, Corp.	8,100	419,985

INSURANCE-PROPERTY & CASUALTY - 1.6%
Mercury General Corp.	9,645	421,680

IT SERVICES & DATA PROCESSING - 1.5%
Paychex, Inc.	13,000	399,100

MACHINERY-CONSTRUCTION, FARM & HEAVY TRUCKS - 1.7%
Caterpillar, Inc.	7,200	452,520

METAL & GLASS CONTAINERS - 1.7%
Greif, Inc. Class A	8,100	444,852

OFFICE SERVICES & SUPPLIES - 1.6%
Pitney Bowes, Inc.	17,900	437,655

OIL & GAS-STORAGE & TRANSPORTATION - 1.5%
Spectra Energy Corp.	17,900	403,287

PACKAGING - 1.6%
MeadWestvaco Corp.	16,600	424,130

PAPER & PACKAGING - 1.6%
Sonoco Products Co.	13,600	418,744

PERSONAL PRODUCTS - 1.5%
Avon Products, Inc.	12,100	409,827

Meridian Equity Income Fund®
Schedule of Investments (continued)
March 31, 2010 (Unaudited)

	Shares	Value

COMMON STOCKS (continued)

PHARMACEUTICALS - 1.5%
Johnson & Johnson	6,335	$413,042

PUBLISHING - 1.6%
McGraw-Hill Cos., Inc. (The)	11,900	424,235

RAILROADS - 1.6%
Norfolk Southern Corp.	7,800	435,942

REITS-STORAGE - 1.6%
Public Storage REIT	4,700	432,353

RESTAURANTS - 1.6%
McDonald’s Corp.	6,500	433,680

RETAIL - 1.5%
Mattel, Inc.	17,900	407,046

SEMICONDUCTORS - 1.5%
Microchip Technology, Inc.	14,400	405,504

SOFT DRINKS - 1.6%
Coca-Cola Co. (The)	7,600	418,000

STEEL - 1.5%
Nucor Corp.	9,100	412,958

TELECOMMUNICATION SERVICES-INTEGRATED - 1.4%
AT&T, Inc.	14,980	387,083

TOBACCO - 1.5%
Reynolds American, Inc.	7,405	399,722

TRUCKING - 1.6%
Ryder System, Inc.	10,900	422,484

UTILITIES-GAS - 1.7%
AGL Resources, Inc.	11,400	440,610

TOTAL INVESTMENTS - 94.8% (Cost $23,710,683)		25,281,226

CASH AND OTHER ASSETS, LESS LIABILITIES - 5.2%		1,394,573

NET ASSETS - 100.0%		$26,675,799

REIT - Real Estate Investment Trust

See accompanying notes to Schedule of Portfolio Investments.

Meridian Growth Fund®
Schedule of Investments
March 31, 2010 (Unaudited)

	Shares	Value

COMMON STOCKS - 95.0%

AIR FREIGHT & LOGISTICS - 1.9%
Expeditors International of Washington, Inc.	800,800	$29,565,536

AUTOMOTIVE WHOLESALE SERVICES - 2.0%
Copart, Inc.*	858,400	30,559,040

BANKING - 1.1%
CVB Financial Corp.	1,626,000	16,146,180

BANKING - COMMERCIAL - 1.9%
Bank of Hawaii Corp.	636,700	28,619,665

BROKERAGE & MONEY MANAGEMENT - 3.9%
Affiliated Managers Group, Inc.*	458,400	36,213,600
T. Rowe Price Group, Inc.	412,550	22,661,372

		58,874,972

BUILDING PRODUCTS - 3.0%
Lumber Liquidators Holdings, Inc.*	256,100	6,830,187
Valspar Corp.	1,322,300	38,981,404

		45,811,591

BUSINESS SERVICES - 1.9%
Dun & Bradstreet Corp.	57,400	4,271,708
Global Payments, Inc.	546,500	24,893,075

		29,164,783

CASINOS & GAMING - 1.1%
International Game Technology	893,060	16,476,957

CELLULAR COMMUNICATIONS - 2.0%
American Tower Corp. Class A*	721,900	30,760,159

CHEMICALS-SPECIALTY - 2.5%
RPM International, Inc.	1,808,110	38,585,067

CONSUMER SERVICES - 2.3%
Rollins, Inc.	1,606,980	34,839,326

DISTRIBUTORS - 1.9%
Watsco, Inc.	496,400	28,235,232

ENERGY - 6.4%
Continental Resources, Inc.*	335,200	14,262,760
Core Laboratories NV	231,600	30,293,280
FMC Technologies, Inc.*	463,680	29,967,638
Noble Energy, Inc.	319,600	23,330,800

		97,854,478

HEALTH CARE INFORMATION SERVICES - 1.5%
Cerner Corp.*	259,030	22,033,092

HEALTH CARE PRODUCTS - 4.0%
DENTSPLY International, Inc.	856,000	29,831,600
Edwards Lifesciences Corp.*	316,085	31,254,485

		61,086,085

HEALTH CARE TECHNOLOGY - 1.6%
IDEXX Laboratories, Inc.*	409,200	23,549,460

HOME BUILDERS - 0.2%
Gafisa SA ADR	255,200	3,506,448

INDUSTRIAL CONGLOMERATES - 4.6%
Cooper Industries Plc Class A	811,500	38,903,310
Dionex Corp.*	422,900	31,624,462

		70,527,772

Meridian Growth Fund®
Schedule of Investments (continued)
March 31, 2010 (Unaudited)

	Shares	Value

COMMON STOCKS (continued)

INDUSTRIAL SERVICES - 4.1%
Ritchie Bros. Auctioneers, Inc.	1,243,600	$26,762,272
Waste Connections, Inc.*	1,065,200	36,174,192

		62,936,464

INSURANCE BROKERS - 4.2%
Brown & Brown, Inc.	1,567,550	28,090,496
Willis Group Holdings Plc (United Kingdom)	1,139,330	35,649,636

		63,740,132

LEISURE & AMUSEMENT - 2.5%
Royal Caribbean Cruises, Ltd.*	1,146,100	37,809,839

METALS - 1.4%
Cameco Corp.	779,100	21,355,131

REITS-DIVERSIFIED - 1.0%
Digital Realty Trust, Inc. REIT	272,000	14,742,400

RESTAURANTS - 2.5%
Cracker Barrel Old Country Store, Inc.	812,988	37,706,383

RETAIL - 11.2%
Bed Bath & Beyond, Inc.*	567,200	24,820,672
CarMax, Inc.*	991,400	24,903,968
Coach, Inc.	806,800	31,884,736
Family Dollar Stores, Inc.	938,400	34,354,824
Mattel, Inc.	1,602,000	36,429,480
PetSmart, Inc.	558,000	17,833,680

		170,227,360

TECHNOLOGY - 7.2%
Autodesk, Inc.*	1,027,500	30,229,050
Meru Networks, Inc.*	4,000	76,680
NetApp, Inc.*	644,600	20,988,176
Trimble Navigation, Ltd.*	919,100	26,396,552
Zebra Technologies Corp. Class A*	1,095,513	32,427,185

		110,117,643

TECH-SOFTWARE - 15.0%
Advent Software, Inc.*	729,138	32,628,926
Blackbaud, Inc.	1,367,000	34,434,730
BMC Software, Inc.*	853,400	32,429,200
Citrix Systems, Inc.*	355,800	16,889,826
MICROS Systems, Inc.*	849,100	27,918,408
Nuance Communications, Inc.*	1,811,500	30,143,360
Solera Holdings, Inc.	936,500	36,195,725
Teradata Corp.*	621,400	17,952,246

		228,592,421

TRUCKING - 2.1%
J.B. Hunt Transport Services, Inc.	879,100	31,542,108

TOTAL COMMON STOCKS - 95.0% (Cost $1,143,200,661)		1,444,965,724

Meridian Growth Fund®
Schedule of Investments (continued)
March 31, 2010 (Unaudited)

Value

U.S. GOVERNMENT OBLIGATIONS - 3.3%
U.S. Treasury Bill @ .155%** due 06/17/10 (Face Value $30,000,000)	$29,991,330
U.S. Treasury Bill @ .138%** due 06/24/10 (Face Value $20,000,000)	19,994,160

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost $49,983,868)	49,985,490

TOTAL INVESTMENTS - 98.3% (Cost $1,193,184,529)	1,494,951,214

CASH AND OTHER ASSETS, LESS LIABILITIES - 1.7%	25,922,636

NET ASSETS - 100.0%	$1,520,873,850

ADR - American Depository Receipt

REIT - Real Estate Investment Trust

*	Non-income producing securities

**	Annualized yield at date of purchase

See accompanying notes to Schedule of Portfolio Investments.

Meridian Value Fund®
Schedule of Investments
March 31, 2010 (Unaudited)

	Shares	Value

COMMON STOCKS - 95.1%

AIR FREIGHT & LOGISTICS - 1.5%
UTi Worldwide, Inc.	937,000	$14,354,840

ASSET MANAGEMENT & CUSTODY BANKS - 2.1%
Franklin Resources, Inc.	177,200	19,651,480

AUTOMOTIVE WHOLESALE SERVICES - 1.5%
LKQ Corp.*	722,800	14,672,840

BANKING - 5.5%
CVB Financial Corp.	1,709,400	16,974,342
JPMorgan Chase & Co.	264,400	11,831,900
Northern Trust Corp.	211,600	11,693,016
Wells Fargo & Co.	377,000	11,732,240

		52,231,498

BREWERS - 1.2%
Molson Coors Brewing Co. Class B	268,500	11,293,110

BROKERAGE & MONEY MANAGEMENT - 2.1%
TD Ameritrade Holding Corp.*	1,027,400	19,582,244

DIVERSIFIED FINANCIAL SERVICES - 4.0%
Broadridge Financial Solutions, Inc.	1,086,300	23,225,094
Equifax, Inc.	405,700	14,524,060

		37,749,154

ENERGY - 4.1%
Apache Corp.	159,100	16,148,650
Forest Oil Corp.*	526,800	13,601,976
Transocean, Ltd.*	107,802	9,311,937

		39,062,563

ENVIRONMENTAL FACILITIES & SERVICES - 2.5%
Waste Management, Inc.	690,900	23,787,687

HEALTH CARE PRODUCTS - 7.0%
Baxter International, Inc.	333,800	19,427,160
Covidien Plc.	353,400	17,768,952
Gen-Probe, Inc.*	244,500	12,225,000
Hologic, Inc.*	905,900	16,795,386

		66,216,498

HOME IMPROVEMENT RETAIL - 2.2%
Sherwin-Williams Co. (The)	312,100	21,122,928

HOUSEHOLD APPLIANCES - 1.9%
Stanley Black & Decker, Inc.	310,590	17,830,972

INDUSTRIAL - 1.9%
Curtiss-Wright Corp.	515,300	17,932,440

INDUSTRIAL PRODUCTS - 4.2%
Cummins, Inc.	84,400	5,228,580
Lincoln Electric Holdings, Inc.	283,000	15,375,390
Sealed Air Corp.	934,800	19,705,584

		40,309,554

INDUSTRIAL SERVICES - 3.3%
Nalco Holdings Co.	859,700	20,916,501
Ritchie Bros. Auctioneers, Inc.	497,000	10,695,440

		31,611,941

INSURANCE - 2.4%
Travelers Cos., Inc. (The)	432,900	23,350,626

INSURANCE BROKERS - 2.2%
Willis Group Holdings Plc (United Kingdom)	682,700	21,361,683

LEISURE & AMUSEMENT - 4.9%
Carnival Corp.	670,600	26,072,928
Polaris Industries, Inc.	401,800	20,556,088

		46,629,016

Meridian Value Fund®
Schedule of Investments (continued)
March 31, 2010 (Unaudited)

	Shares	Value

COMMON STOCKS (continued)

METALS - 2.3%
Cameco Corp.	503,900	$13,811,899
Newmont Mining Corp.	156,400	7,965,452

		21,777,351

PHARMACEUTICALS - 1.9%
BioMarin Pharmaceutical, Inc.*	795,900	18,600,183

PIPELINES - 1.6%
Kinder Morgan Management, LLC*	262,287	15,375,264

RAILROADS - 2.1%
Union Pacific Corp.	276,400	20,260,120

REITS-DIVERSIFIED - 1.6%
Host Hotels & Resorts, Inc. REIT	1,011,846	14,823,544

RETAIL - 9.2%
Carter’s Inc.*	692,800	20,894,848
Costco Wholesale Corp.	365,200	21,806,092
Kohl’s Corp.*	386,200	21,156,036
Mattel, Inc.	1,043,500	23,729,190

		87,586,166

SEMICONDUCTORS - 4.1%
NVIDIA Corp.*	1,262,600	21,943,988
Power Integrations, Inc.	414,700	17,085,640

		39,029,628

TECHNOLOGY - 8.8%
Acxiom Corp.*	831,600	14,918,904
Autodesk, Inc.*	655,100	19,273,042
Cisco Systems, Inc.*	899,600	23,416,588
Echelon Corp.*	378,100	3,391,557
Zebra Technologies Corp. Class A*	771,300	22,830,480

		83,830,571

TECH-SOFTWARE - 3.9%
Adobe Systems, Inc.*	263,200	9,309,384
Citrix Systems, Inc.*	579,050	27,487,503

		36,796,887

TRUCKING - 3.0%
Con-way, Inc.	300,500	10,553,560
Heartland Express, Inc.	1,102,900	18,197,850

		28,751,410

UTILITIES - 2.1%
Hawaiian Electric Industries, Inc.	884,175	19,849,729

TOTAL COMMON STOCKS - 95.1% (Cost $707,998,401)		905,431,927

U.S. GOVERNMENT OBLIGATIONS - 3.7%
U.S. Treasury Bill @ .155%** due 06/17/10 (Face Value $10,000,000)		9,997,110
U.S. Treasury Bill @ .138%** due 06/24/10 (Face Value $25,000,000)		24,992,700

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost $34,988,804)		34,989,810

TOTAL INVESTMENTS - 98.8% (Cost $742,987,205)		940,421,737

CASH AND OTHER ASSETS, LESS LIABILITIES - 1.2%		11,599,867

NET ASSETS - 100.0%		$952,021,604

REIT - Real Estate Investment Trust

*	Non-income producing securities

**	Annualized yield at date of purchase
See accompanying notes to Schedule of Portfolio Investments.

Meridian Fund, Inc.
Notes to Schedules of Investments
March 31, 2010 (Unaudited)

1.	Investment Valuation: Marketable securities are valued at the closing price or last sales price on the principal exchange or market on which they are traded; or, if there were no sales that day, at the last reported bid price. Securities and other assets for which reliable market quotations are not readily available or for which a significant event has occurred since the time of the most recent market quotation, will be valued at their fair value as determined by Aster Investment Management Company, Inc. (the “Adviser”) under the guidelines established by, and under the general supervision and responsibility of, the Funds’ Board of Directors (the “Board”). Short-term debt securities with original or remaining maturities in excess of 60 days are valued at the mean of their quoted bid and asked prices. Short-term debt securities with 60 days or less to maturity are valued at amortized cost which approximates fair market value.

2.	Fair Value Measurements: As described in Note 1 above, the Funds utilize various methods to determine and measure the fair value of investment securities on a recurring basis. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

Level 1 - quoted prices in active markets for identical securities;

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

Level 3 - significant unobservable inputs (including the Fund’s determinations as to the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used to value the Fund’s securities as of March 31, 2010 is as follows:

	Equity
Valuation Inputs	Income Fund	Growth Fund	Value Fund

Level 1 - Quoted Prices*	$25,281,226	$1,444,965,724	$905,431,927
Level 2 - Other Significant Observable Inputs**	—	49,985,490	34,989,810
Level 3 - Significant Unobservable Inputs	—	—	—

Total Market Value of Investments	$25,281,226	$1,494,951,214	$940,421,737

*	Level 1 investments are all common stock and industry classifications are defined on the Schedule of Investments.

**	Level 2 investments are limited to U.S. Treasury Securities.

Meridian Fund, Inc.
Notes to Schedules of Investments (continued)
March 31, 2010 (Unaudited)

3.	Federal Income Tax Information: The aggregate cost of investments, unrealized appreciation and depreciation which are book figures that approximate federal income tax basis, were as follows:

		Aggregate	Aggregate
		Gross	Gross
		Unrealized	Unrealized	Net Unrealized
	Aggregate Cost	Appreciation	Depreciation	Appreciation

Equity Income Fund	$23,710,683	$2,162,756	$(592,213)	$1,570,543
Growth Fund	1,193,184,529	329,095,043	(27,328,358)	301,766,685
Value Fund	742,987,205	205,906,106	(8,471,574)	197,434,532

MERIDIAN FUND, INC.

This report is submitted for
the information of shareholders of
Meridian Fund, Inc. It is not
authorized for distribution to
prospective investors unless
preceded or accompanied by an
effective prospectus.
Officers and Directors

RICHARD F. ASTER, JR.
President and Director

MICHAEL S. ERICKSON

JAMES B. GLAVIN

HERBERT C. KAY

RONALD ROTTER

MICHAEL STOLPER
Directors

GREGG B. KEELING
Chief Financial Officer
Treasurer and Secretary
Chief Compliance Officer

Custodian
PFPC TRUST COMPANY
Philadelphia, Pennsylvania

Transfer Agent and Disbursing Agent
PNC GLOBAL INVESTMENT SERVICING (U.S.) INC.
King of Prussia, Pennsylvania
(800) 446-6662

Counsel
GOODWIN PROCTER LLP
Washington, D.C.

Independent Registered Public Accounting Firm
PRICEWATERHOUSECOOPERS LLP
San Francisco, California

MERIDIAN EQUITY INCOME FUND®
MERIDIAN GROWTH FUND®
MERIDIAN VALUE FUND®

THIRD QUARTER REPORT

60 E. Sir Francis Drake Blvd.
Wood Island, Suite 306
Larkspur, CA 94939

www.meridianfund.com

Telephone (800) 446-6662

March 31, 2010